Exhibit 99.4 Schedule 2 – Cure Tracking Report

Loan Number	Type	Exception	Comments	Eligible For Predatory Testing - Unable to Test	Date Reported By JCIII	Date Cure Provided	Document Name	Cured	Issue With Cure Doc	Unable To Cure	Pending JCIII Review	Seller Comments	JCIII Additional Comments
5000002	Compliance	GFE2 Reason(s) for settlement charge revision(s) not acceptable
GFE2 dated XX/XX/XXXX does not sufficiently identify the reason for the increase in other settlement charges; title services and lender's title insurance increased from $360 to $760. COC in file reflects that fees have changed however it does not state the reason for the change.
					XX/XX/XXXX	XX/XX/XXXX	COC		YES				COC was previously provided
5000002	Compliance	Increase in 10% tolerance fees exceeds 10%
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed from binding GFE dated XX/XX/XXXX in the amount of $1257 and the total collected was $1395.23, resulting in an increase of $138.23 or 11%.
					XX/XX/XXXX	XX/XX/XXXX	COC/GFEs		YES				COC letter provided does not state acceptable reason for changed in fees.
5000008	Compliance	TIL Missing	N/A	NO	XX/XX/XXXX